Right Of Use Assets - Schedule of Right Of Use Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	$ 143,409
Impairment	2,800	$ 12,800
Net book value	152,916	143,409
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	325,388	208,499
Acquisition (note 5)	54,169	115,349
Additions	8,450	10,667
Net book value	384,846	325,388
Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	181,979	152,027
Depreciation	29,997	19,873
Impairment	21,446	15,209
Net book value	231,930	181,979
Right of Use Assets
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	134,154
Impairment	3,900	6,400
Renewals, remeasurements and dispositions	24,400
Net book value	129,679	134,154
Right of Use Assets | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	167,067	8,038
Acquisition (note 5)	4,011	140,781
Additions	3,530	6,103
Tenant inducement allowances		(46)
Dispositions and remeasurements		12,191
Renewals, remeasurements and dispositions	24,424
Net book value	199,032	167,067
Right of Use Assets | Accumulated Depreciation and Impairment
Disclosure of quantitative information about right-of-use assets [line items]
Net book value	32,913	1,321
Depreciation	32,640	25,227
Impairment	3,852	6,365
Dispositions	(52)
Net book value	$ 69,353	$ 32,913